SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Vendor deposits		$ 6,999,955
Interest receivable, related party		33,395
Total other current assets		7,033,350
Other Current Assets [Member]
Vendor deposits	$ 7,527,164	6,999,955
Prepaid software deposit	242,200
Other	98,228	81,738
Total other current assets	$ 7,867,592	$ 7,081,693